Stock Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Compensation

9. Stock Compensation

Stock Options

The Company has a 2008 Stock Incentive Plan under which 5 million shares of common stock are reserved for issuance. As of December 31, 2022, there were approximately 1.3 million shares subject to outstanding stock options and approximately 0.8 million shares outstanding related to restricted stock grants issued from the 2008 Plan. This plan expired on November 20, 2018 and thus no further shares are available for future grant under this plan.

In November 2019, the Company adopted a 2019 Stock Incentive Plan under which 5.4 million shares of common stock are reserved for issuance. As of December 31, 2022, there were 0.5 million shares subject to outstanding stock options and 25,000 shares outstanding related to restricted stock grants from the 2019 Plan. This Plan expires on November 14, 2029.

All outstanding options issued to employees, directors and consultants were fully vested in 2020. As such, no further stock compensation expense was recognized during the year ended December 31, 2022 and 2021.

There were no stock options issued to employees, directors and consultants in 2022 and 2021.

During the year ended December 31, 2022, options to acquire 50,000 shares of common stock were exercised on a cashless basis in exchange for 21,404 shares of common stock. During the year ended December 31, 2021, options to acquire 300,000 shares of common stock were exercised resulting in net proceeds of $78,000.

The following table sets forth the total stock-based compensation expense resulting from restricted stock included in our Consolidated Statements of Operations for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021
General and administrative – employee	$11,255	$—
Total employee stock-based compensation	$11,255	$—

	Stock Options		Weighted Average Exercise Price
	2022	2021	2022	2021
Outstanding — beginning of year	2,462,820	2,801,270	$7.68	$7.68
Granted	—	—	—	—
Exercised	(50,000)	(300,000)	0.26	0.26
Forfeited	—	—	—	—
Expired	(1,012,712)	(38,450)	10.67	14.62
Outstanding — end of year	1,400,108	2,462,820	7.18	7.68
Exercisable at end of year	1,400,108	2,462,820	$7.18	$7.68
Weighted average fair value of stock options granted during the year:	$—	$—

Presented below is the Company’s non-employee stock option activity:

	Stock Options		Weighted Average Exercise Price
	2022	2021	2022	2021
Outstanding — beginning of year	365,000	365,000	$5.49	$5.49
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding — end of year	365,000	365,000	5.49	5.49
Exercisable at end of year	365,000	365,000	$5.49	$5.49
Weighted average fair value of stock options granted during the year:	$—	$—

The following table summarizes significant ranges of outstanding stock options under the two plans at December 31, 2022:

Range of Exercise Prices	Number of Options	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Number of Options Exercisable	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price
$0.26 - $1.00	500,000	6.95	$0.26	500,000	6.95	$0.26
$1.01 - $2.00	472,617	4.96	$1.75	472,617	4.96	$1.75
$2.01 - $3.00	161,388	3.96	$2.58	161,388	3.96	$2.58
$3.01 - $41.46	631,103	2.16	$16.93	631,103	2.16	$16.93
	1,765,108	4.43	$6.83	1,765,108	4.43	$6.83

There was no aggregate intrinsic value of the outstanding options and options vested as of December 31, 2022.

Restricted Stock

No restricted stock was granted in 2022. In December 2021, the Company granted to Jennifer Simpson, who serves on our Board of Directors, 25,000 shares of restricted common stock, pursuant to the 2019 Plan. This restricted stock vests on the first anniversary of the date of the grant. The fair value of the restricted stock is based on the market price of the Company’s shares on the grant date less the par value received as consideration. The fair value of the restricted stock on the grant date was $11,200. As of December 31, 2022, there is no unamortized stock compensation.

Equity-Classified Warrants

A summary of the Company’s warrant activity and related information for the years ended December 31, 2022 and 2021 are shown below.

	Warrants		Weighted Average Exercise Price
	2022	2021	2022	2021
Outstanding — beginning of year	4,167	4,167	$33.60	$33.60
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding — end of year	4,167	4,167	33.60	33.60
Exercisable at end of year	4,167	4,167	$33.60	$33.60
Weighted average fair value of warrants granted during the year:	$—	$—

The outstanding warrants as of December 31, 2022 had no intrinsic value.